Related Parties Disclosures - Schedule of Remuneration of Key Management Personnel (Details)	9 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)
Ng Chen Lok, Chairman, CEO & Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
- Director fee	RM 643,931	$ 152,967	RM 538,886
Robert Michael Harrison Jr, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
- Director fee	44,878	10,661
Lai Fuu Sing, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
- Director fee	13,125	3,118
Pan Seng Wee, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
- Director fee	13,125	3,118
Chen Xiang Foong, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
- Director fee	31,754	7,543
Elain Binti Lockman, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
- Director fee	31,754	7,543
Zuria Hajar Bt Mohd Adnan, CFO & Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	97,000	21,698	68,043
Employer Contribution to Defined Contribution Plan	11,640	2,604	7,680
Employer Contribution to Insurance Scheme	1,044	234	869
Loong Xin Yee, COO [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	90,000	20,132	90,000
Tan Kim Chuan, CTO [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	146,900	32,861	95,500
Employer Contribution to Defined Contribution Plan	6,576	1,471	650
Employer Contribution to Insurance Scheme	RM 908	$ 203	RM 97